SHARE CAPITAL AND RESERVES (Details 6)	6 Months Ended	12 Months Ended
	May 31, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance	$ 1.90	$ 2.55
Exercised		1.90
Expired	$ 1.90	1.90
Balance | shares	26,667
Balance	$ 1.90	$ 1.90
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance | shares	379,208	3,033,709
Balance	$ 1.84	$ 1.66
Issued | shares		270,000
Issued		$ 1.75
Exercised | shares		(1,408,501)
Exercised		$ 1.84
Expired | shares	(24,208)	(1,516,000)
Expired	$ 1.20	$ 1.46
Balance | shares	355,000	379,208
Balance	$ 1.88	$ 1.84